Note 4 - Common Stock (Detail) - Schedule of Class A Common Stock outstanding (Parentheticals)	6 Months Ended								3 Months Ended
	Jun. 30, 2012 Reverse Stock Split [Member]	Jun. 30, 2012 Shares issued for services May 14, 2012 [Member]	Jun. 30, 2012 Shares issued for services May 31, 2012 [Member]	Jun. 30, 2012	Jun. 30, 2012 Shares issued for convertible notes June 11, 2012 [Member]	Jun. 30, 2012 Shares issued for services June 14, 2012 [Member]	Jun. 30, 2012	Jun. 30, 2012 Shares issued for convertible notes June 21, 2012 [Member]	Sep. 30, 2012 Shares issued for services July 5, 2012 [Member]	Sep. 30, 2012 Shares issued for services July 5, 2012 #2 [Member]	Sep. 30, 2012 Shares issued for convertible notes July 5, 2012 [Member]	Sep. 30, 2012 Shares issued for services July 6, 2012 [Member]	Sep. 30, 2012 Shares issued for services July 10, 2012 [Member]	Sep. 30, 2012 Shares issued for services July 10, 2012 #2 [Member]	Sep. 30, 2012 Shares issued for convertible notes July 11, 2012 [Member]	Sep. 30, 2012 Shares issued for services July 11, 2012 [Member]	Sep. 30, 2012	Sep. 30, 2012 Shares issued for convertible notes July 13, 2012 [Member]	Sep. 30, 2012 Shares issued for convertible notes July 17, 2012 [Member]	Sep. 30, 2012 Shares issued for convertible notes July 24, 2012 [Member]	Sep. 30, 2012	Sep. 30, 2012 Shares issued for convertible notes August 1, 2012 [Member]	Sep. 30, 2012 Shares issued for convertible notes August 7, 2012 [Member]	Sep. 30, 2012	Sep. 30, 2012 Shares issued for convertible notes August 10, 2012 [Member]	Sep. 30, 2012	Sep. 30, 2012 Shares issued for services August 15, 2012 [Member]	Sep. 30, 2012 Shares issued for services August 15, 2012 #2 [Member]	Sep. 30, 2012 Shares issued for services August 15, 2012 #3 [Member]	Sep. 30, 2012	Sep. 30, 2012 Shares issued for services August 21, 2012 [Member]	Sep. 30, 2012 Shares issued for services August 21, 2012 #2 [Member]	Sep. 30, 2012 Shares issued for convertible notes August 21, 2012 [Member]	Sep. 30, 2012 Shares issued for convertible notes August 27, 2012 [Member]	Sep. 30, 2012 Shares issued for convertible notes August 28, 2012 [Member]	Sep. 30, 2012 Shares issued for services September 1, 2012 [Member]	Sep. 30, 2012 Shares issued for services September 1, 2012 #2 [Member]	Sep. 30, 2012	Sep. 30, 2012 Shares issued for convertible notes September 5, 2012 [Member]	Sep. 30, 2012 Shares issued for convertible notes September 11, 2012 [Member]	Sep. 30, 2012 Shares issued for convertible notes September 12, 2012 [Member]	Sep. 30, 2012 Shares issued for convertible notes September 13, 2012 [Member]	Sep. 30, 2012
Shares issued, date	5/14/2012	5/14/12	5/31/12	6/5/12	6/11/12	6/14/12	6/19/12	6/21/12	7/5/2012	7/5/2012	7/5/2012	7/6/2012	7/10/2012	7/10/2012	7/11/2012	7/11/2012	7/11/2012	7/13/2012	7/17/2012	7/24/2012	7/27/2012	8/1/2012	8/7/2012	8/8/2012	8/10/2012	8/13/2012	8/15/2012	8/15/2012	8/15/2012	8/15/2012	8/21/2012	8/21/2012	8/21/2012	8/27/2012	8/28/2012	9/1/2012	9/1/2012	9/4/2012	9/5/2012	9/11/2012	9/12/2012	9/13/2012	9/21/2012